UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   --------
                               AMENDMENT NO. 1 TO
                                   FORM N-CSR
                                   --------

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21285

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                             DATED DECEMBER 21, 2004
          PURSUANT TO SECTION 30 OF THE INVESTMENT COMPANY ACT OF 1940

                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
               (Exact name of registrant as specified in charter)
                                   --------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

     REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


The following schedule of investments is amended to add the below two holdings. There are no further changes to the schedule.


     Holding                              Cost                   Fair Value          %
Greywolf Capital Partners II L.P.      $2,675,000                $2,725,727        2.52
Grossman Currency Fund L.P.            $  475,000                $  532,757        0.49


     Apart from the schedule of investments that is replaced by the following schedule, the report to stockholders for the six-month period ended
September 30, 2004 as filed with the Securities and Exchange Commission on December 6, 2004 (Accession No. 0000935069-04-002077) is incorporated by reference.



MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------------------------------------


FUND                                                                          COST              FAIR VALUE     %

Advisory European Equity Market Neutral Fund L.P.                         $ 1,400,000          $ 1,401,003   1.30%
Akanthos Arbitrage Fund L.P.                                                2,250,000            2,267,106   2.10%
Akela Capital Partners, L.P.                                                1,200,000            1,309,423   1.21%
Alson Signature Fund I, L.P.                                                1,100,000            1,157,430   1.07%
Amaranth Partners, L.L.C.                                                   4,750,000            5,133,408   4.75%
Arience Capital Partners I L.P.                                             2,250,000            2,250,632   2.08%
Aristeia Partners L.P.                                                      1,100,000            1,134,847   1.05%
BBT Partners, L.P.                                                          4,297,419            4,528,350   4.19%
Black Diamond Arbitrage Partners L.P.                                       1,325,000            1,308,944   1.21%
Black Diamond Energy Partners L.P.                                          1,925,000            1,884,398   1.74%
Blue Coast Partners II L.P.                                                 1,700,000            1,630,549   1.51%
BR Opportunity Fund L.P.                                                      950,000              951,532   0.88%
Castlerigg Partners, L.P.                                                   1,962,719            2,258,474   2.09%
Catequil Partners, L.P.                                                     1,953,161            2,086,840   1.93%
Cerberus Partners, L.P.                                                     1,144,204            1,492,144   1.38%
Coatue Qualified Partners, L.P.                                             1,219,586            1,234,052   1.14%
Deephaven Event Arb Fund L.L.C.                                             1,700,000            1,694,881   1.57%
Deephaven Market Neutral Fund L.L.C.                                        4,225,000            4,312,545   3.99%
Digilog Major Markets Fund L.P.                                               400,000              314,255   0.29%
Double Black Diamond L.P.                                                   2,098,619            2,332,714   2.16%
Exis Differential Partners, LP                                              1,100,000            1,015,427   0.94%
Exis Integrated Partners, L.P.                                                440,478              435,998   0.40%
Ferox Fund, L.P.                                                              966,964            1,024,837   0.95%
FrontPoint Value Discovery Fund, L.P.                                       3,375,000            3,398,288   3.14%
Galante Partners, L.P.                                                        812,064              627,105   0.58%
Grace Convertible Arbitrage L.P.                                            1,200,000            1,265,102   1.17%

                                                                                                           (Continued)




MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONTINUED)(UNAUDITED)
SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------------------------------------


FUND                                                                      COST              FAIR VALUE         %


Greywolf Capital Partners II LP                                           $ 2,675,000          $ 2,725,727   2.52%
Grossman Currency Fund LP                                                     475,000              532,757   0.49%
Horizon Portfolio L.P.                                                      1,975,000            1,770,241   1.64%
Intrepid Capital Fund (QP), L.P.                                              727,867              845,426   0.78%
Itros II QP, L.P.                                                             537,088              580,913   0.54%
Joho Partners, L.P.                                                         1,490,990            1,404,261   1.30%
Karsh Capital II L.P.                                                       2,400,000            2,585,346   2.39%
KiCap Network Fund, L.P.                                                    2,012,162            2,160,664   2.00%
King Street Capital, L.P.                                                   2,166,109            2,835,194   2.62%
Lydian Partners II, L.P.                                                    1,267,182            1,631,166   1.51%
Mako Europe Fund, L.P                                                       1,200,000            1,289,965   1.19%
Minot Capital II L.P.                                                       2,275,000            2,193,581   2.03%
OZ Domestic Partners II L.P.                                                4,300,000            4,363,089   4.03%
Pegasus Fund Limited                                                        1,475,000            1,495,343   1.38%
PHZ Global Fund L.P.                                                          800,000              815,087   0.75%
PHZ Long/Short Equity Fund L.L.C.                                             475,000              461,582   0.43%
Prism Partners I, L.P.                                                      2,423,270            2,737,697   2.53%
Purchase Associates II, L.P.                                                1,200,000            1,284,438   1.19%
RedSky Horizon Fund L.P.                                                    2,000,000            1,953,005   1.81%
Rockbay Capital Institutional Fund L.L.C.                                   1,125,000            1,141,375   1.06%
Rosehill Japan Fund L.P.                                                    2,000,000            1,913,744   1.77%
Royal Coachman, L.P.                                                          319,601              266,867   0.25%
Satellite Fund II, L.P.                                                     1,672,686            2,026,299   1.87%
Silverback Partners L.P.                                                    1,100,000            1,173,986   1.09%
SLS Investors, L.P.                                                         1,400,000            1,363,264   1.26%
Spring Point Institutional Partners, L.P.                                   2,053,605            2,176,610   2.01%
Stadia Capital Partners (QP), L.P.                                          1,700,000            1,719,233   1.59%
Suttonbrook Capital Partners, L.P.                                          2,825,000            2,828,925   2.62%
Thales Fund, L.P.                                                             696,258              756,093   0.70%
Tosca                                                                       1,410,852            1,659,216   1.53%
Trivium Institutional Onshore Fund L.P.                                     1,000,000            1,008,343   0.93%
Trivium Onshore Fund L.P.                                                   1,700,000            1,723,732   1.59%
Ursa Partners, L.P.                                                           390,155              290,946   0.27%
Vardon Partners II L.P.                                                     2,700,000            2,734,675   2.53%
Walker Smith Capital (QP), L.P.                                               661,970              790,106   0.73%
Zaxis Equity Neutral L.P.                                                   2,575,000            2,525,075   2.34%
                                                                        -------------       --------------  -------

Total Investments                                                       $ 104,050,009        $ 108,214,255  100.09%
                                                                        =============

Less: liabilities in excess of other assets                                                        (93,885)  (0.09)%
                                                                                            --------------  -------

Net Assets                                                                                  $  108,120,370  100.00%
                                                                                            ==============  =======

See notes to financial statements.                                                                         (Concluded)

ITEM 2.    CODE OF ETHICS.

There are no changes to this item.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

There are no changes to this item.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

There are no changes to this item.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

There are no changes to this item.

ITEM 6.    SCHEDULE OF INVESTMENTS.

The amended Schedule of Investments is included under Item 1 of this Amendment.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There are no changes to this item.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

There are no changes to this item.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There are no changes to this item.

ITEM 11.   CONTROLS AND PROCEDURES.

There are no changes to this item.

ITEMS 12.  EXHIBITS.

(a)(1) There are no changes to this item.

(a)(2) A separate certification for each of the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC


                                            By:    /s/John B. Rowsell
                                                   -----------------------------
                                                   John B. Rowsell
                                                   Principal Executive Officer

                                            Date:  December 21, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                            By:    /s/John B. Rowsell
                                                   ---------------------------
                                                   John B. Rowsell
                                                   Principal Executive Officer

                                            Date:  December 21, 2004


                                            By:    /s/ Alicia Derrah
                                                   ---------------------------
                                                   Alicia Derrah
                                                   Principal Financial Officer

                                            Date:  December 21, 2004

                                  EXHIBIT INDEX

12(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended

12(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended